Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventories [Abstract]
Raw materials	$ 744,611	$ 720,533
Finished goods	74,472	37,524
Work-in-progress	$ 44,395	$ 41,474